SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue recognition:
Net revenues	$ 3,200,583	$ 3,744,512	$ 3,390,393
Recognized at a point in time | MSS
Revenue recognition:
Net revenues	2,238,310	2,095,743	2,705,985
Recognized at a point in time | Energy
Revenue recognition:
Net revenues	668,476	1,542,906	633,195
Recognized over time | MSS
Revenue recognition:
Net revenues	242,828	73,175	6,938
Recognized over time | Energy
Revenue recognition:
Net revenues	$ 50,969	$ 32,688	$ 44,275